FAIR VALUE MEASUREMENT (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FAIR VALUE MEASUREMENT [Abstract]
Goodwill impairment loss		$ 14,806,586
Convertible senior notes	1,500,000
Fair value of debt	$ 200,000	$ 3,000,000